Pension and other post-retirement benefits (Details) (CHF) In Millions, unless otherwise specified	3 Months Ended			6 Months Ended
	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Pension and other post-retirement benefits
Contributions previously expected to be made by the company by the end of the current fiscal year	525			525
Contributions made to defined benefit pension plans and other post-retirement defined benefit plans				276
Total pension costs (CHF million)
Service costs on benefit obligation	89	88	76	177	152
Interest costs on benefit obligation	136	138	149	274	297
Expected return on plan assets	(206)	(209)	(201)	(415)	(401)
Amortization of recognized prior service cost/(credit)	3	4	4	7	8
Amortization of recognized actuarial losses	36	37	30	73	57
Net periodic pension costs	58	58	58	116	113
Settlement (gains)/losses	0	0	0	0	(2)
Curtailment (gains)/losses	0	1	0	1	0
Special termination benefits	0	0	0	0	0
Total pension costs	58	59	58	117	111
QoQ Percent Change
Total pension costs (CHF million)
Service costs on benefit obligation, % Change (as a percent)	1.00%
Interest costs on benefit obligation, % Change (as a percent)	(1.00%)
Expected return on plan assets, % Change (as a percent)	(1.00%)
Amortization of recognized prior service cost, % Change (as a percent)	(25.00%)
Amortization of recognized actuarial losses, % Change (as a percent)	(3.00%)
Net periodic pension costs, % Change (as a percent)	0.00%
Curtailment (gains)/losses, % Change (as a percent)	(100.00%)
Total pension costs, % Change (as a percent)	(2.00%)
YoY Percent Change
Total pension costs (CHF million)
Service costs on benefit obligation, % Change (as a percent)	17.00%			16.00%
Interest costs on benefit obligation, % Change (as a percent)	(9.00%)			(8.00%)
Expected return on plan assets, % Change (as a percent)	2.00%			3.00%
Amortization of recognized prior service cost, % Change (as a percent)	(25.00%)			(13.00%)
Amortization of recognized actuarial losses, % Change (as a percent)	20.00%			28.00%
Net periodic pension costs, % Change (as a percent)	0.00%			3.00%
Settlement (gains)/losses, % Change (as a percent)				100.00%
Total pension costs, % Change (as a percent)	0.00%			5.00%